As filed with the Securities and Exchange Commission on April 20, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No. [ ]

                           Post-Effective Amendment No. [1]


                        (Check appropriate box or boxes)



                           JOHN HANCOCK CAPITAL SERIES
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 375-1702
                                 --------------
                        (Area Code and Telephone Number)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199
                                ----------------
                     (Name and address of agent for service)

No filing fee is required because an indefinite number of shres has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-121480 and 811-1677).

It is proposed that this filing will become effective on immediately upon filing pursuant to paragraph (b) of Rule 485.

                          JOHN HANCOCK CAPITAL SERIES

                    STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the  registrant's  registration  statement  on Form
N-14,  File  Nos.   333-121480  and  811-1677,  dated  December  21,  2004,  are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 20th day of April, 2005.

                               JOHN HANCOCK CAPITAL SERIES



                               By:                   *
                               --------------------------------------------

                               James A. Shepherdson
                               President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             Signature                              Title                                Date

         *                            Trustee and Chief
---------------------------           Executive Officer
James A. Shepherdson


/s/William H. King                    Vice President, Treasurer                    April 20, 2005
---------------------------           (Chief Accounting Officer)
William H. King

         *                            Trustee
---------------------------
James F. Carlin

         *                            Trustee
---------------------------
Richard P. Chapman, Jr.

         *                            Trustee
---------------------------
William H. Cunningham

         *                            Trustee
---------------------------
Ronald R. Dion

         *                            Chairman and Trustee
---------------------------
Charles L. Ladner

         *                            Trustee
---------------------------
John A. Moore

         *                            Trustee
---------------------------
Patti McGill Peterson

         *                            Trustee
---------------------------
Steven R. Pruchansky

         *                            Trustee
---------------------------
Norman H. Smith




*  By:   /s/Susan S. Newton                                                       April 20, 2005
         ---------------------------
         Susan S. Newton, Attorney-in-Fact,
         under Powers of Attorney dated
         January 1, 2005.

John Hancock Bond Trust                             John Hancock Series Trust
John Hancock California Tax-Free Income Fund        John Hancock Sovereign Bond Fund
John Hancock Capital Series                         John Hancock Strategic Series
John Hancock Current Interest                       John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                           John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust             John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III


                                POWER OF ATTORNEY

         The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint Susan
S. Newton, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                    /s/Charles L. Ladner
------------------------------------  ------------------------------------------
James F. Carlin                       Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.           /s/John A. Moore
------------------------------------  ------------------------------------------
Richard P. Chapman, Jr.               John A. Moore

/s/ William J. Cosgrove               /s/Patti McGill Peterson
------------------------------------  ------------------------------------------
William J. Cosgrove                   Patti McGill Peterson

/s/William H. Cunningham              /s/Steven R. Pruchansky
------------------------------------  ------------------------------------------
William H. Cunningham                 Steven R. Pruchansky

/s/Ronald R. Dion                     /s/James A. Shepherdson
------------------------------------  ------------------------------------------
Ronald R. Dion                        James A. Shepherdson

                                      /s/Norman H. Smith
                                      ------------------------------------------
                                      Norman H. Smith